Earnings Per Share (Reconciliation of Basic And Diluted Earnings Per Share Computations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income attributable to common stockholders	$ 93,600	$ 41,700	$ 77,600	$ 22,100	$ 19,100	$ 11,000	$ 66,200	$ (12,700)	$ 235,033	$ 83,568	$ 324,020
Weighted average common shares outstanding (in thousands)									46,743	46,743	46,743
Total earnings per share	$ 2.00	$ 0.89	$ 1.66	$ 0.47	$ 0.41	$ 0.24	$ 1.42	$ (0.27)	$ 5.03	$ 1.79	$ 6.93
Common share equivalents: Dilutive options									115
Weighted average common shares outstanding - assuming dilution (in thousands)									46,858	46,743	46,743
Earnings per share - assuming dilution	$ 2.00	$ 0.89	$ 1.66	$ 0.47	$ 0.41	$ 0.24	$ 1.42	$ (0.27)	$ 5.02	$ 1.79	$ 6.93